PIMCO Variable Insurance Trust

Supplement Dated April 11, 2007 to the

Statement of Additional Information

dated May 1, 2006

Disclosure Related to the PIMCO High Yield Portfolio

Effective immediately, a footnote is inserted to the row providing information for Mr. Kennedy in each of the tables on pages 65 and 66 of the Statement of Additional Information in the subsection titled “Portfolio Managers–Other Accounts Managed”:

1On April 11, 2007, Mark T. Hudoff replaced Raymond G. Kennedy as the portfolio manager to the High Yield Portfolio.

Also, effective immediately, a footnote is inserted to the row providing information for Mr. Kennedy on page 70 of the Statement of Additional Information in the subsection titled “Portfolio Managers–Securities Ownership”:

1On April 11, 2007, Mark T. Hudoff replaced Raymond G. Kennedy as the portfolio manager to the High Yield Portfolio. As of February 28, 2007, Mr. Hudoff did not own any shares in the High Yield Portfolio.

PIMCO Variable Insurance Trust

Supplement Dated April 11, 2007 to the

Statement of Additional Information

dated February 28, 2006

Disclosure Related to the PIMCO High Yield Portfolio

Effective immediately, a footnote is inserted to the row providing information for Raymond G. Kennedy in each of the tables on pages 56 of the Statement of Additional Information in the subsection titled “Portfolio Managers–Other Accounts Managed”:

1On April 11, 2007, Mark T. Hudoff replaced Raymond G. Kennedy as the portfolio manager to the High Yield Portfolio.

Also, effective immediately, a footnote is inserted to the row providing information for Mr. Kennedy on page 59 of the Statement of Additional Information in the subsection titled “Portfolio Managers–Securities Ownership”:

1On April 11, 2007, Mark T. Hudoff replaced Raymond G. Kennedy as the portfolio manager to the High Yield Portfolio. As of February 28, 2007, Mr. Hudoff did not own any shares of the High Yield Portfolio.